SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE LEASES (Details) $ in Thousands	Oct. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 1,318
2022	1,369
2023	1,395
2024	1,419
2025	1,444
Thereafter	120
Total minimum lease payments	7,065
Less: Imputed interest	(1,048)
Total	$ 6,017